STATEMENT OF INVESTMENTS
BNY Mellon New York Tax Exempt Bond Fund, Inc.

February 28, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1%
New York - 98.3%
Brookhaven Local Development Corp., Revenue Bonds (Jefferson's Ferry Project) Ser. B	4.00	11/1/2045	1,480,000		1,557,774
Broome County Local Development Corp., Revenue Bonds, Refunding (United Health Services Hospitals Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	4/1/2050	2,000,000		2,216,060
Build New York City Resource Corp., Revenue Bonds, Refunding (Q Student Residences Project) Ser. A	5.00	6/1/2043	1,350,000		1,519,425
Build New York City Resource Corp., Revenue Bonds, Refunding (Q Student Residences Project) Ser. A	5.00	6/1/2038	1,000,000		1,129,950
Dutchess County Local Development Corp., Revenue Bonds (Health QuestSystems Obligated Group) Ser. B	4.00	7/1/2041	3,000,000		3,197,190
Dutchess County Local Development Corp., Revenue Bonds (Health QuestSystems Obligated Group) Ser. B	5.00	7/1/2035	4,280,000		4,923,926
Dutchess County Local Development Corp., Revenue Bonds, Refunding (Nuvance Health Obligated Group) Ser. B	4.00	7/1/2049	2,750,000		3,077,497
Glen Cove Local Economic Assistance Corp., Revenue Bonds (Garvies Point Public Improvement Project) Ser. B	0.00	1/1/2045	18,600,000	[a]	7,323,006
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2039	1,200,000		1,379,724
Hudson Yards Infrastructure Corp., Revenue Bonds	5.75	2/15/2047	2,075,000		2,083,279
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	2/15/2047	7,000,000		7,654,640
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	3,000,000		3,533,820

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New York - 98.3% (continued)
Long Island Power Authority, Revenue Bonds	5.00	9/1/2047	3,000,000	3,589,860
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2034	3,300,000	3,758,634
Long Island Power Authority, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2036	6,000,000	7,143,960
Long Island Power Authority, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2030	3,350,000	4,024,087
Long Island Power Authority, Revenue Bonds, Ser. A	5.00	9/1/2037	2,000,000	2,582,080
Long Island Power Authority, Revenue Bonds, Ser. B	5.00	9/1/2045	3,000,000	3,443,010
Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	5.00	11/15/2038	5,920,000	7,060,606
Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	5.00	11/15/2037	9,825,000	11,735,275
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2050	5,000,000	5,887,050
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2027	12,000,000	12,916,560
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	3,000,000	3,464,100
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2041	6,690,000	7,096,016
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2046	10,000,000	11,398,300
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2035	2,500,000	2,853,050
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D1	5.00	11/1/2027	4,370,000	4,640,459
Metropolitan Transportation Authority, Revenue Bonds, Ser. B	5.25	11/15/2036	7,210,000	7,966,906
Metropolitan Transportation Authority, Revenue Bonds, Ser. D1	5.25	11/15/2044	5,000,000	5,569,450
Metropolitan Transportation Authority, Revenue Bonds, Ser. E	5.00	11/15/2043	11,760,000	12,689,863
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	10,000,000	10,265,700

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New York - 98.3% (continued)
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2046	2,500,000		2,864,875
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (Rochester Regional Health Obligated Group)	4.00	12/1/2046	1,000,000		1,122,050
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	4.00	7/1/2050	5,000,000		5,649,750
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2035	800,000		962,640
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2037	1,000,000		1,196,830
New York City, GO, Refunding, Ser. A	5.00	8/1/2031	1,735,000		1,982,480
New York City, GO, Refunding, Ser. A	5.00	8/1/2030	3,000,000		3,430,110
New York City, GO, Refunding, Ser. A	5.00	8/1/2032	2,000,000		2,283,080
New York City, GO, Refunding, Ser. A	5.00	8/1/2027	10,000,000		11,833,800
New York City, GO, Refunding, Ser. C	5.00	8/1/2034	10,885,000		12,531,900
New York City, GO, Refunding, Ser. C	5.00	8/1/2032	3,820,000		4,413,895
New York City, GO, Refunding, Ser. E	5.00	8/1/2032	13,000,000		15,607,540
New York City, GO, Refunding, Ser. F	5.00	8/1/2029	5,935,000		6,187,712
New York City, GO, Ser. A1	5.00	8/1/2023	2,000,000		2,040,040
New York City, GO, Ser. A1	5.00	8/1/2037	5,000,000		5,942,200
New York City, GO, Ser. AA1	4.00	8/1/2037	4,000,000		4,563,560
New York City, GO, Ser. C	4.00	8/1/2039	1,000,000		1,143,610
New York City, GO, Ser. C	4.00	8/1/2037	5,000,000		5,780,050
New York City, GO, Ser. D1	4.00	3/1/2041	5,700,000		6,452,970
New York City, GO, Ser. D1	5.00	10/1/2032	5,625,000		5,772,206
New York City, GO, Ser. D1	5.00	10/1/2021	120,000	[b]	123,368
New York City, GO, Ser. F1	5.00	3/1/2029	690,000		752,010
New York City, GO, Ser. F1	5.00	4/1/2035	3,500,000		4,250,050
New York City, GO, Ser. F1	5.00	4/1/2034	3,000,000		3,651,060
New York City, GO, Ser. F1	5.00	3/1/2023	5,955,000	[b]	6,513,162
New York City Educational Construction Fund, Revenue Bonds, Ser. A	6.50	4/1/2026	4,220,000		4,241,100
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2026	3,440,000		3,761,090

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New York - 98.3% (continued)
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2030	2,000,000	2,580,560
New York City Industrial Development Agency, Revenue Bonds, Refunding (Transportation Infrastructure Properties Obligated Group) Ser. A	5.00	7/1/2028	5,000,000	5,227,250
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2045	4,000,000	4,552,520
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2031	2,500,000	3,022,100
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S1	5.00	7/15/2043	8,185,000	9,354,555
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S2	5.00	7/15/2040	5,000,000	5,829,050
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.00	7/15/2043	8,760,000	10,549,493
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2026	5,000,000	5,394,150
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.00	8/1/2030	11,665,000	13,388,504
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	5.00	8/1/2039	15,500,000	18,832,035
New York City Transitional Finance Authority, Revenue Bonds, Ser. A3	5.00	8/1/2040	9,545,000	11,574,935
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	11/1/2040	5,000,000	5,677,400
New York City Transitional Finance Authority, Revenue Bonds, Ser. C3	5.00	5/1/2040	10,000,000	12,172,500
New York City Transitional Finance Authority, Revenue Bonds, Ser. D	4.00	11/1/2039	3,585,000	4,116,297

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New York - 98.3% (continued)
New York City Transitional Finance Authority, Revenue Bonds, Ser. D1	5.00	2/1/2033	5,210,000		5,868,648
New York City Transitional Finance Authority, Revenue Bonds, Ser. D1	5.00	2/1/2036	5,000,000		5,612,000
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2044	20,000,000		22,667,800
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2040	8,000,000		9,958,560
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. CC	4.00	6/15/2041	5,500,000		6,350,410
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. HH	5.00	6/15/2031	5,000,000		5,068,750
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. HH	5.00	6/15/2026	7,250,000		7,350,340
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. HH	5.00	6/15/2039	5,000,000		5,859,050
New York City Water & Sewer System, Revenue Bonds, Ser. DD	5.00	6/15/2047	4,000,000		4,794,840
New York City Water & Sewer System, Revenue Bonds, Ser. DD1	4.00	6/15/2050	5,000,000		5,732,100
New York Convention Center Development Corp., Revenue Bonds, Refunding	5.00	11/15/2040	3,250,000		3,665,188
New York Convention Center Development Corp., Revenue Bonds, Ser. A	0.00	11/15/2050	18,180,000	[a]	6,125,751
New York Convention Center Development Corp., Revenue Bonds, Ser. B	0.00	11/15/2046	7,220,000	[a]	2,803,165
New York Counties Tobacco Trust I, Revenue Bonds, Ser. A	6.50	6/1/2035	220,000		220,205
New York Liberty Development Corp., Revenue Bonds, Refunding	2.80	9/15/2069	3,000,000		2,902,800
New York Liberty Development Corp., Revenue Bonds, Refunding (4 World Trade Center Project)	5.00	11/15/2044	10,000,000		10,286,500
New York Liberty Development Corp., Revenue Bonds, Refunding (7 World Trade Center Project)	5.00	9/15/2040	5,000,000		5,214,450
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	10,000,000	[c]	10,878,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New York - 98.3% (continued)
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	5,650,000		7,917,288
New York State Dormitory Authority, Revenue Bonds (Fordham University)	4.00	7/1/2046	1,500,000		1,682,790
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan-Kettering Cancer Center) (Insured; National Public Finance Guarantee Corp.) Ser. 1st	0.00	7/1/2028	18,335,000	[a]	17,166,877
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	33,625,000		39,566,874
New York State Dormitory Authority, Revenue Bonds (New York University) Ser. A	5.00	7/1/2036	2,000,000		2,405,500
New York State Dormitory Authority, Revenue Bonds (Rochester Institute of Technology) Ser. A	5.00	7/1/2049	1,000,000		1,216,030
New York State Dormitory Authority, Revenue Bonds, Refunding	5.00	5/15/2029	3,000,000		3,168,540
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System Obligated Group)	5.00	7/1/2041	1,000,000		1,207,110
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2040	2,000,000		2,282,000
New York State Dormitory Authority, Revenue Bonds, Refunding (Memorial Sloan-Kettering Cancer Center) Ser. 1st	5.00	7/1/2042	1,000,000		1,203,800
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2050	2,000,000		2,220,780
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2034	1,000,000		1,204,080
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2033	2,000,000		2,415,460

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New York - 98.3% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	5.00	7/1/2045	7,000,000		8,122,940
New York State Dormitory Authority, Revenue Bonds, Refunding (Orange Regional Medical Center Obligated Group)	5.00	12/1/2035	1,800,000	[c]	2,060,982
New York State Dormitory Authority, Revenue Bonds, Refunding (Orange Regional Medical Center Obligated Group)	5.00	12/1/2040	1,200,000	[c]	1,332,312
New York State Dormitory Authority, Revenue Bonds, Refunding (St. John's University) Ser. A	5.00	7/1/2030	1,250,000		1,512,088
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York) Ser. B	5.00	7/1/2040	2,450,000		2,779,721
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York) Ser. B	5.00	7/1/2037	1,000,000		1,139,070
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York) Ser. B	5.00	7/1/2036	2,000,000		2,282,640
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School Project) Ser. A	5.00	7/1/2036	2,000,000		2,322,740
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2040	5,590,000		6,378,190
New York State Dormitory Authority, Revenue Bonds, Refunding (The Rockefeller University) Ser. B	5.00	7/1/2038	7,230,000		7,638,423
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2037	10,000,000		12,321,600
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2043	2,700,000		3,013,119
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	1,200,000		1,413,816

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New York - 98.3% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2031	3,620,000	4,106,637
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	4.00	2/15/2038	4,500,000	5,185,935
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	7,000,000	7,819,560
New York State Dormitory Authority, Revenue Bonds, Ser. F	5.00	2/15/2039	3,840,000	4,451,674
New York State Dormitory Authority, Revenue Bonds, Ser. G	5.25	8/15/2036	2,625,000	2,682,540
New York State Environmental Facilities Corp., Revenue Bonds (State Revolving Fund)	5.00	11/15/2031	6,000,000	6,839,820
New York State Environmental Facilities Corp., Revenue Bonds, Refunding (State Revolving Fund) Ser. B	5.00	6/15/2024	3,500,000	3,548,230
New York State Environmental Facilities Corp., Revenue Bonds, Refunding (State Revolving Fund) Ser. B	5.00	8/15/2037	4,025,000	4,199,685
New York State Environmental Facilities Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/15/2041	15,000,000	17,741,250
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 201st	3.85	10/1/2031	4,925,000	5,257,191
New York State Mortgage Agency, Revenue Bonds, Ser. 223rd	3.50	4/1/2049	2,430,000	2,597,427
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2050	3,000,000	3,405,270
New York State Thruway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	2,500,000	2,922,100
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. A	5.00	3/15/2037	4,000,000	5,055,200
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2024	3,000,000	3,309,810
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	4,000,000	4,757,440

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New York - 98.3% (continued)
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.25	1/1/2050	12,500,000		14,012,500
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	4.00	12/1/2040	2,500,000		2,787,775
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	4.00	12/1/2042	1,500,000		1,668,210
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2032	1,550,000		1,928,045
New York Transportation Development Corp., Revenue Bonds, Refunding (Terminal One Group Association Project)	5.00	1/1/2023	2,250,000		2,426,018
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Holding Project) Ser. A	4.75	11/1/2042	3,000,000	[c]	3,141,360
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	3,500,000		3,869,740
Onondaga Civic Development Corp., Revenue Bonds, Refunding (Syracuse University Project) Ser. A	5.00	12/1/2034	5,050,000		6,523,590
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195th	5.00	10/1/2035	5,000,000		5,990,850
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 211th	5.00	9/1/2048	3,000,000		3,618,840
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222nd	4.00	7/15/2037	1,000,000		1,168,430
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222nd	4.00	7/15/2036	1,000,000		1,169,980
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 223rd	4.00	7/15/2036	1,255,000		1,465,790

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New York - 98.3% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 178th	5.00	12/1/2024	4,465,000		4,969,991
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 183rd	5.00	12/15/2026	5,000,000		5,715,950
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 185th	5.00	9/1/2032	4,100,000		4,654,648
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218th	4.00	11/1/2047	5,000,000		5,588,100
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93rd	6.13	6/1/2094	15,000,000		17,089,050
Sales Tax Asset Receivable Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/15/2031	5,000,000		5,771,650
Suffolk County Economic Development Corp., Revenue Bonds (Catholic Health Services of Long Island Obligated Group Project) Ser. C	5.00	7/1/2031	2,370,000		2,634,990
Suffolk County Economic Development Corp., Revenue Bonds, Refunding (Catholic Health Services of Long Island Obligated Group Project)	5.00	7/1/2022	2,025,000		2,055,395
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds, Ser. B	6.00	6/1/2048	12,185,000		12,203,034
Tender Option Bond Trust Receipts (Series 2016-XM0376), (New York State Environmental Facilities Corporation, Revenue Bonds, Refunding (New York City Municipal Water Finance Authority Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	12.14	6/15/2031	2,500,000	[c,d,e]	3,005,250
Tender Option Bond Trust Receipts (Series 2016-XM0376-2), (New York State Environmental Facilities Corporation, Revenue Bonds, Refunding (New York City Municipal Water Finance Authority Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	12.14	6/15/2032	2,500,000	[c,d,e]	3,002,725
Tender Option Bond Trust Receipts (Series 2016-XM0381), (New York State Dormitory Authority, Revenue Bonds (General Purpose)) Non-recourse, Underlying Coupon Rate (%) 5.00	12.14	2/15/2035	8,000,000	[c,d,e]	9,466,320

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New York - 98.3% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0383), (New York City Municipal Water Finance Authority, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	12.13	6/15/2035	4,720,000	[c,d,e]	5,650,076
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C	5.00	11/15/2037	10,000,000		12,412,600
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2030	3,285,000		3,544,548
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2042	3,000,000		3,623,940
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	2,000,000		2,508,960
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2041	15,500,000		17,892,580
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	5,000,000		6,074,850
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	4,880,000		5,298,655
Utility Debt Securitization Authority, Revenue Bonds, Refunding	5.00	12/15/2035	17,000,000		20,262,980
Utility Debt Securitization Authority, Revenue Bonds, Refunding	5.00	12/15/2041	7,000,000		8,574,440
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. TE	5.00	12/15/2041	5,000,000		5,590,400
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2042	450,000		500,409
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2034	200,000		224,980
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2028	280,000		320,830
Westchester Tobacco Asset Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2041	8,010,000		9,437,462

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New York - 98.3% (continued)
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2054	465,000	515,764
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2049	640,000	712,384
				975,293,429
U.S. Related - .8%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2033	6,595,000	8,101,496
Total Investments (cost $916,134,478)			99.1%	983,394,925
Cash and Receivables (Net)			0.9%	9,265,743
Net Assets			100.0%	992,660,668

GO—General Obligation

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, these securities were valued at $38,537,525 or 3.88% of net assets.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

STATEMENT OF INVESTMENTS
BNY Mellon New York Tax Exempt Bond Fund, Inc.

February 28, 2021 (Unaudited)

The following is a summary of the inputs used as of February 28, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	-	983,394,925	-	983,394,925

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At February 28, 2021, accumulated net unrealized appreciation on investments was $67,260,447, consisting of $68,266,565 gross unrealized appreciation and $1,006,118 gross unrealized depreciation.

At February 28, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.